UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2009

Date of reporting period:	10/31/2008

Item 1.	Schedule of Investments

MoneyMart Assets, Inc.

Schedule of Investments

as of October 31, 2008 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 27.5%
	Bank of Nova Scotia (Scotiabank)
$50,000	4.35%, 11/17/08	$50,000,221
	Barclays Bank PLC
27,000	3.50%, 12/22/08	27,000,000
19,872	3.65%, 12/22/08	19,872,000
	BNP Paribas Bank
20,000	2.80%, 11/24/08	20,000,000
	Branch Banking & Trust Co.
11,000	2.71%, 11/17/08	11,000,000
	Chase Bank USA, NA
12,000	2.58%, 11/3/08	12,000,000
	Rabobank Nederland NV (NY Branch)
45,000	2.72%, 11/24/08	45,000,000
	Royal Bank of Scotland/New York
18,389	2.81%, 11/28/08	18,389,000
	Skandinaviska Enskilda Banken AB
38,000	2.80%, 11/17/08	37,999,690
	State Street Bank and Trust Co.
50,000	4.46%, 11/13/08	50,000,000

		291,260,911

Commercial Paper 45.3%
	Allied Irish Banks North America, 144A
45,000	4.249%, 11/17/08(a)	44,915,000
	Australia & New Zealand Banking Group Ltd.
3,500	2.719%, 11/18/08, 144A	3,495,504
25,023	2.72%, 11/19/08(a)	24,988,969
20,000	3.2137%, 10/2/09(a), 144A	20,000,000
	Bank of America Corp.
10,000	2.764%, 12/12/08(a)	9,968,510
	Bank of Ireland
34,000	3.315%, 9/4/09(a)	34,000,000
	CBA (Delaware) Finance, Inc., 144A
22,000	3.361%, 11/17/08(a)	21,967,133
	Citigroup Funding, Inc.
22,000	2.88%, 11/12/08(a)	21,980,640
5,000	2.889%, 11/19/08(a)	4,992,775
20,000	2.9099%, 12/8/08(a)	19,940,183
	Danske Corp., 144A
50,000	3.99%, 11/14/08(a)	49,927,778
	General Electric Capital Corp.
10,000	2.61%, 11/12/08(a)	9,992,025
45,000	2.999%, 11/17/08(a)	44,940,000
	Greenwich Capital Holdings, Inc.
23,810	0.60%, 11/3/08	23,809,206
	JPMorgan Chase & Co.
3,000	2.76%, 12/9/08(a)	2,991,260
	Long Lane Master Trust IV, 144A

25,000	3.95%, 11/10/08(a)	24,975,313
	Nokia Corp., 144A
2,306	2.60%, 11/5/08(a)	2,305,334
	Old Line Funding LLC, 144A
10,000	3.849%, 11/18/08(a)	9,981,819
	SANPAOLO IMI U.S. Financial Co.
6,000	3.21%, 11/17/08(a)	5,991,440
40,000	4.199%, 11/3/08(a)	39,990,667
	Santander Central Hispano Finance
50,000	1.95%, 11/12/08(a)	49,970,208
	Westpac Securities NZ LT, 144A
9,000	3.0044%, 1/28/09(a)	9,000,000

		480,123,764

Loan Participation 1.9%
	Caterpillar, Inc.
20,000	3.60%, 11/7/08
		20,000,000

Other Corporate Obligations 15.9%
	Bank of America, NA, Notes
20,000	2.9981%, 8/6/09(b)	20,000,000
	General Electric Capital Corp., MTN
3,000	2.9413%, 2/2/09(b)	3,000,252
	National Australia Bank Ltd., MTN, 144A
50,000	2.7912%, 11/21/08(b)	49,938,281
	Nordea Bank AB, 144A
40,000	3.8913%, 9/24/09(b)	40,000,000
	Nordea Bank Finland PLC, New York Branch
15,303	4.0725%, 11/7/08	15,303,175
	Wells Fargo & Co., MTN
20,000	3.38%, 9/23/09(b)	20,011,233
	Wells Fargo Bank, NA
20,000	2.70%, 11/25/08	19,998,457

		168,251,398

U.S. Government Agency Obligations 9.4%
	Federal Home Loan Bank, Notes
18,000	0.51%, 2/19/09(b)	18,000,000
24,000	0.53%, 2/27/09(b)	24,000,000
24,000	0.54%, 2/23/09(b)	24,000,000
25,000	0.56%, 3/27/09(b)	25,000,000
9,000	4.259%, 2/17/09(b)	9,000,000

		100,000,000

	Total Investments 100.0% (amortized cost $1,059,636,073)(c)	1,059,636,073

	Liabilities in excess of other assets	(349,924)

	Net Assets 100.0%	$1,059,286,149

The following abbreviations are used in the portfolio descriptions:

MTN–Medium Term Note.

144A–Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Floating Rate Security. The interest rate shown reflects the rate in effect at October 31, 2008.
(c)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$—	—
Level 2 - Other Significant Observable Inputs	1,059,636,073	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,059,636,073	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008 and October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    December 19, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    December 19, 2008

*	Print the name and title of each signing officer under his or her signature.